OBLIGATION UNDER OPERATING LEASES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense	$ 38,002	$ 14,150	$ 114,006	$ 28,300	$ 155,119	$ 64,256
Agriculture Land [Member]
Area of Land	2,178		2,178		2,178
Operating Leases Rent Periodic Payment			512		512
Operating Leases Rent Frequency Of Periodic Payment			monthly		monthly
Lease Expiration Date			Mar. 31, 2014		Mar. 31, 2014
Office Space One [Member]
Area of Land	5,081		5,081		2,300
Operating Leases Rent Periodic Payment			11,838		4,238
Operating Leases Rent Frequency Of Periodic Payment			monthly		monthly
Lease Expiration Date			Jul. 08, 2014		Oct. 15, 2012
Office Space Two [Member]
Area of Land	1,555		1,555		5,081
Operating Leases Rent Periodic Payment			159		11,838
Operating Leases Rent Frequency Of Periodic Payment			monthly		monthly
Lease Expiration Date			Jan. 23, 2013		Jul. 08, 2014
Staff Quarter One [Member]
Area of Land					1,555
Operating Leases Rent Periodic Payment					159
Operating Leases Rent Frequency Of Periodic Payment					monthly
Staff Quarter One [Member] | Minimum [Member]
Lease Expiration Date					Jan. 23, 2013
Staff Quarter One [Member] | Maximum [Member]
Lease Expiration Date			May 01, 2014		May 01, 2014
Staff Quarter Two [Member]
Area of Land	1,555		1,555		1,555
Operating Leases Rent Periodic Payment			$ 159		$ 159
Operating Leases Rent Frequency Of Periodic Payment			monthly		monthly
Staff Quarter Two [Member] | Minimum [Member]
Lease Expiration Date			Jan. 23, 2013		Jan. 23, 2013
Staff Quarter Two [Member] | Maximum [Member]
Lease Expiration Date			May 01, 2014		May 01, 2014